Condensed Unaudited Interim Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Total	Capital stock	Additional paid-in capital	Accumulated other comprehensive income	Accumulated deficit
Balance, shares at Nov. 30, 2020		23,678,105
Balance, amount at Nov. 30, 2020	$ (6,313,589)	$ 46,144,402	$ 44,354,138	$ 284,421	$ (97,096,550)
Stock options to employees (Note 8)	11,985	$ 0	11,985	0	0
Proceeds from private placement financing (Note 7), shares		9,414,560
Proceeds from private placement financing (Note 7), amount	3,069,448	$ 3,069,448	0	0	0
Cost of private placement financing (Note 7)	(38,220)	(38,220)	0	0	0
Beneficial conversion feature related to Debentures (Note 5)	166,667	0	166,667	0	0
Net loss	(1,924,750)	$ 0	0	0	(1,924,750)
Balance, shares at May. 31, 2021		33,092,665
Balance, amount at May. 31, 2021	(5,028,459)	$ 49,175,630	44,532,790	284,421	(99,021,300)
Balance, shares at Nov. 30, 2021		33,092,665
Balance, amount at Nov. 30, 2021	(8,155,218)	$ 49,175,630	44,626,436	284,421	(102,241,705)
Beneficial conversion feature related to Debentures (Note 5)	20,833	0	20,833	0	0
Net loss	(1,721,626)	$ 0	0	0	(1,721,626)
Balance, shares at May. 31, 2022		33,092,665
Balance, amount at May. 31, 2022	$ (9,856,011)	$ 49,175,630	$ 44,647,269	$ 284,421	$ (103,963,331)